UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadmark Asset Management, LLC

Address:  650 Fifth Avenue
          3rd Floor
          New York, NY 10019

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerome Crown
Title:    Chief Financial Officer
Phone:    212-586-6566


Signature, Place and Date of Signing:

    /s/ Jerome Crown                New York, NY              February 12, 2007
------------------------     --------------------------     --------------------
       [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        94

Form 13F Information Table Value Total:    $71,691
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No. Form 13F File Number Name

  1             28-06810                          Keeley Asset Management Corp.
-----          -------------------               ------------------------------

[Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN  2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8

                               TITLE                    VALUE    SHARES/   SH/  PUT/   INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP    (X$1000)  PRN AMT   PRN  CALL   DSCRETN   MNGRS     SOLE     SHARED   OTHER
ACCESS INTEGRATED TECHNLGS I     CL A       004329108       92    10,600   SH           SOLE               10,600
ACCO BRANDS CORP                 COM        00081T108      357    13,500   SH           SOLE               13,500
ADESA INC                        COM        00686U104      361    13,000   SH          SHARED      1       13,000
ALLEGHENY ENERGY INC             COM        017361106      365     7,950   SH          SHARED      1        7,950
ALLEGHENY TECHNOLOGIES INC       COM        01741R102      451     4,975   SH          SHARED      1        4,975
ALLETE INC                     COM NEW      018522300      342     7,350   SH          SHARED      1        7,350
ALPHA NATURAL RESOURCES INC      COM        02076X102      273    19,150   SH          SHARED      1       19,150
AMERCO                           COM        023586100      335     3,850   SH          SHARED      1        3,850
AMERICAN RAILCAR INDS INC        COM        02916P103      356    10,450   SH          SHARED      1       10,450
AUTHENTIDATE HLDG CORP           COM        052666104       26    16,300   SH           SOLE               16,300
AVI BIOPHARMA INC                COM        002346104       60    18,806   SH           SOLE               18,806
BALLY TOTAL FITNESS HLDG COR     COM        05873K108      135    55,200   SH           SOLE               55,200
BANKFINANCIAL CORP               COM        06643P104      309    17,350   SH          SHARED      1       17,350
BIOLASE TECHNOLOGY INC           COM        090911108      102    11,700   SH           SOLE               11,700
BLOCKBUSTER INC                  CL A       093679108      107    20,200   SH           SOLE               20,200
BOMBAY CO INC                    COM        097924104       26    20,000   SH           SOLE               20,000
BRINKS CO                        COM        109696104      412     6,450   SH          SHARED      1        6,450
BUCYRUS INTL INC NEW             CL A       118759109      391     7,550   SH          SHARED      1        7,550
CEPHEID                          COM        15670R107       85    10,000   SH           SOLE               10,000
CHAPARRAL STL CO DEL             COM        159423102      391     8,825   SH          SHARED      1        8,825
CHICAGO BRIDGE & IRON CO NV   COM REGISTRY  167250109      347    12,700   SH          SHARED      1       12,700
CLECO CORP NEW                   COM        12561W105      300    11,900   SH          SHARED      1       11,900
COLUMBIA LABS INC                COM        197779101       77    15,041   SH           SOLE               15,041
COMMERCIAL METALS CO             COM        201723103      387    15,000   SH          SHARED      1       15,000
COMSTOCK RES INC               COM NEW      205768203      349    11,250   SH          SHARED      1       11,250
CONSECO INC                    COM NEW      208464883      288    14,400   SH          SHARED      1       14,400
COVANTA HLDG CORP                COM        22282E102      321    14,550   SH          SHARED      1       14,550
DELPHI FINL GROUP INC            CL A       247131105      172    45,000   SH           SOLE               45,000
DELTIC TIMBER CORP               COM        247850100      357     6,400   SH          SHARED      1        6,400
ECC CAPITAL CORP                 COM        26826M108       27    22,900   SH           SOLE               22,900
ENPRO INDS INC                   COM        29355X107      327     9,850   SH          SHARED      1        9,850
FLOWERS FOODS INC                COM        343498101      306    11,350   SH          SHARED      1       11,350
FLOWSERVE CORP                   COM        34354P105      310     6,150   SH          SHARED      1        6,150
FMC TECHNOLOGIES INC             COM        30249U101      348     5,650   SH          SHARED      1        5,650
FOSTER WHEELER LTD             SHS NEW      G36535139      422     7,650   SH          SHARED      1        7,650
FOSTER LB CO                     COM        350060109      470    18,150   SH          SHARED      1       18,150
FOUNDATION COAL HLDGS INC        COM        35039W100      318    10,000   SH          SHARED      1       10,000
FRONTIER AIRLINES HOLDINGS I     COM        359059102       82    11,041   SH           SOLE               11,041
GAYLORD ENTMT CO NEW             COM        367905106      349     6,850   SH          SHARED      1        6,850
GENESEE & WYO INC                CL A       371559105      358    13,650   SH          SHARED      1       13,650
GOODRICH PETE CORP             COM NEW      382410405      392    10,825   SH          SHARED      1       10,825
HAYES LEMMERZ INTL INC         COM NEW      420781304      121    30,900   SH           SOLE               30,900
HEXCEL CORP NEW                  COM        428291108      369    21,200   SH          SHARED      1       21,200
HOME FEDERAL BANCORP INC         COM        43709A101      329    19,200   SH          SHARED      1       19,200
IDEARC INC                       COM        451663108      410    14,300   SH          SHARED      1       14,300
IMMTECH PHARMACEUTICALS INC      COM        452519101       83    10,900   SH           SOLE               10,900
ISHARES TR                    RUSSELL 2000  464287655   11,705   150,000   SH           SOLE              150,000
ISOLAGEN INC                     COM        46488N103       46    15,823   SH           SOLE               15,823
JEFFRIES GROUP INC NEW           COM        472319102      295    11,000   SH          SHARED      1       11,000
JOY GLOBAL INC                   COM        481165108      389     8,050   SH          SHARED      1        8,050
KANSAS CITY SOUTHERN           COM NEW      485170302      343    11,850   SH          SHARED      1       11,850
KBR INC                          COM        48242W106      623    23,800   SH          SHARED      1       23,800
KRISPY KREME DOUGHNUTS INC       COM        501014104      111    10,000   SH           SOLE               10,000
LAKES ENTNMT INC                 COM        51206P109      111    10,300   SH           SOLE               10,300
LOCAL COM CORP                   COM        53954R105       48    11,800   SH           SOLE               11,800
LUMERA CORP                      COM        55024R106      113    18,500   SH           SOLE               18,500
MASSEY ENERGY CORP               COM        576206106      324    13,950   SH          SHARED      1       13,950
MCDERMOTT INTL INC               COM        580037109      371     7,300   SH          SHARED      1        7,300
MONEYGRAM INTL INC               COM        60935Y109      332    10,600   SH          SHARED      1       10,600
MUELLER WTR PRODS INC         COM SER A     624758108      340    22,850   SH          SHARED      1       22,850
MUELLER WTR PRODS INC         COM SER B     624758207      183    12,309   SH          SHARED      1       12,309
NAVISITE INC                   COM NEW      63935M208       99    14,139   SH           SOLE               14,139
NEWALLIANCE BANCSHARES INC       COM        650203102      336    20,500   SH          SHARED      1       20,500
ON TRACK INNOVATION LTD          SHS        M8791A109       77    11,200   SH           SOLE               11,200
ORIENT EXPRESS HOTELS LTD        CL A       G67743107      381     8,050   SH          SHARED      1        8,050
PETROHAWK ENERGY CORP            COM        716495106      335    29,150   SH          SHARED      1       29,150
PHOENIX COS INC NEW              COM        71902E109      339    21,350   SH          SHARED      1       21,350
PLAINS EXPL & PRODTN CO          COM        726505100      359     7,550   SH          SHARED      1        7,550
PXRE GROUP LTD                   COM        G73018106       96    20,800   SH           SOLE               20,800
RALCORP HLDGS INC NEW            COM        751028101      321     6,300   SH          SHARED      1        6,300
RETAIL VENTURES INC              COM        76128Y102      367    19,300   SH          SHARED      1       19,300
SALTON INC                       COM        795757103       30    13,300   SH           SOLE               13,300
SPECTRUM BRANDS INC              COM        84762L105      124    11,400   SH           SOLE               11,400
STAGE STORES INC               COM NEW      85254C305      305    10,050   SH          SHARED      1       10,050
SPDR TR                       UNIT SER 1    78462F103   35,405   250,000   SH           SOLE              250,000
TASER INTL INC                   COM        87651B104       90    11,800   SH           SOLE               11,800
TEREX CORP NEW                   COM        880779103      413     6,400   SH          SHARED      1        6,400
TEXAS INDS INC                   COM        882491103      369     5,750   SH          SHARED      1        5,750
THOMAS & BETTS CORP              COM        884315102      303     6,400   SH          SHARED      1        6,400
TIMKEN CO                        COM        887389104      299    10,250   SH          SHARED      1       10,250
TRIARC COS INC                   CL A       895927101      392    18,050   SH          SHARED      1       18,050
UNITRIN INC                      COM        913275103      346     6,900   SH          SHARED      1        6,900
VAIL RESORTS INC                 COM        91879Q109      341     7,600   SH          SHARED      1        7,600
VALENCE TECHNOLOGY INC           COM        918914102       17    10,067   SH           SOLE               10,067
VYYO INC                       COM NEW      918458209       45    10,000   SH           SOLE               10,000
WABTEC CORP                      COM        929740108      334    11,000   SH          SHARED      1       11,000
WALTER INDS INC                  COM        93317Q105      202     7,450   SH          SHARED      1        7,450
WCI CMNTYS INC                   COM        92923C104      192    10,000   SH           SOLE               10,000
WESTAR ENERGY INC                COM        95709T100      328    12,650   SH          SHARED      1       12,650
WHITING PETE CORP NEW            COM        966387102      356     7,650   SH          SHARED      1        7,650
WILLBROS GROUP INC               COM        969199108      387    20,500   SH          SHARED      1       20,500
WRIGHT EXPRESS CORP              COM        98233Q105      387    12,400   SH          SHARED      1       12,400
WYNDHAM WORLDWIDE CORP           COM        98310W108      375    11,700   SH          SHARED      1       11,700
ZIX CORP                         COM        98974P100       12    10,067   SH           SOLE               10,067

                                                                  71,691





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